SUBSEQUENT EVENTS (Details Narrative) - Cayson Acquisition Corp [Member] - HKD ($)	Mar. 23, 2026	Mar. 18, 2026	Mar. 23, 2027	Jul. 22, 2026	Jun. 23, 2026	May 21, 2026	Apr. 22, 2026	Mar. 19, 2026	Feb. 19, 2026	Feb. 18, 2026	Dec. 17, 2025	Sep. 17, 2025
Subsequent Event [Line Items]
Net tangible assets		$ 5,000,001
Continental deposited in Trust Account								$ 125,000			$ 600,000	$ 600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	2,541,908	2,541,908
Share Price	$ 10.83	$ 10.83
Stock Issued During Period, Value, Stock Options Exercised		$ 27,536,647
Merger Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount		750,000
Loaned amount		250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Net tangible assets		$ 5,000,001
Continental deposited in Trust Account			$ 125,000						$ 125,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		2,541,908
Share Price		$ 10.83
Stock Issued During Period, Value, Stock Options Exercised		$ 27,536,646
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 750,000	$ 750,000	$ 750,000	$ 750,000			$ 750,000
Loaned amount				$ 125,000	$ 125,000	$ 125,000	125,000			$ 125,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Loaned amount							$ 125,000